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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Hammond Associates Institutional Fund Consultants, Inc.
Address:                 101 South Hanley Rd., Third Floor
                         St. Louis, MO 63105

Form 13F File Number 28-14468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Mark J. Gilbert
Title:             Chief Compliance Officer
Phone:             (617) 747-9538

Signature, Place, and Date of Signing:


      /s/ Mark J. Gilbert           Boston, MA            2/14/12
-------------------------- -----------------------------  --------
       [Signature]                 [City, State]          [Date]


Report Type (Check only one.):  [ ] 13F HOLDINGS REPORT
                                [ ] 13F NOTICE
                                [X] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

 NAME                                   13F FILE NUMBER:
 ----                                   ----------------
 AllianceBernstein L.P.                 028-10562
 Atalanta Sosnoff Capital, LLC          028-01162
 Capstone Asset Management Company      028-02180
 DSM Capital Partners, LLC              028-10309
 Income Research & Management           028-10329
 Jensen Investment Management, Inc.     028-03495
 Stralem & Company, Inc.                028-05653

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $78,677

List of Other Included Managers:         AllianceBernstein L.P.
                                         Atalanta Sosnoff Capital, LLC
                                         Capstone Asset Management Company
                                         DSM Capital Partners, LLC
                                         Income Research & Management
                                         Jensen Investment Management, Inc.
                                         Stralem & Company, Inc